Capital Structure	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Structure	Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2022 and 2021:

	As at December 31, 2022		At December 31, 2021
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2021 — $0.01 per share)	70,000,000	700	70,000,000	700
Preference Shares 0.15144558¢ per share	30,000,000	45	30,000,000	45
Total authorized share capital		745		745

Issued share capital:
Issued ordinary shares $0.01 per share (2021 — $0.01 per share)	60,395,839	604	60,395,839	604
Issued 5.950% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	10,000	—
Total issued share capital		636		636
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(1)     Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.

(a)    Ordinary Shares
Issued Ordinary Shares. The Company’s issued ordinary shares of par value $0.01 at both December 31, 2022 and 2021 was 60,395,839. The Company did not acquire any ordinary shares for the twelve months ended December 31, 2022.

(b)    Preference Shares
Preference Shares Issuance. On May 2, 2013, the Company issued 11,000,000 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “5.950% Preference Shares”). Net proceeds were $270.6 million, consisting of $275.0 million of total liquidation preference less $4.4 million of issuance expenses. The 5.950% Preference Shares are listed on the NYSE under symbol “AHLPRC”.
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “5.625% Preference Shares”). The 5.625% Preference Shares have a liquidation preference of $25 per share. Net proceeds were $241.3 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The 5.625% Preference Shares are listed on the NYSE under the symbol “AHL PRD”.
On August 13, 2019, the Company issued 10,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRE”.

(c)    Additional Paid-in Capital
Additional paid-in capital as at December 31, 2022 was $1,514.7 million (December 31, 2021 — $1,514.7 million). Included within additional paid-in capital is the aggregate liquidation preferences of the Company’s preference shares of $775.0 million less issue costs of $21.5 million (December 31, 2021 — $775.0 million less issue costs of $21.5 million).